Audit Information	12 Months Ended
Dec. 31, 2025
Auditor [Table]
Auditor Name	Grant Thornton Audit and Accounting Limited
Auditor Firm ID	3211
Auditor Location	Dubai, United Arab Emirates
Auditor Opinion [Text Block]

We have audited the accompanying consolidated balance sheets of Marti Technologies, Inc. (a Cayman Islands corporation) and its subsidiaries (the “Group”) as of December 31, 2025 and 2024, the related consolidated statement of operations and comprehensive loss, changes in equity, and cash flows for each of the two years in the period ended December 31, 2025, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Group as of December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the two years in the period ended December 31, 2025, in conformity with accounting principles generally accepted in the United States of America.